Debt Short-term Financing (Details) (USD $)			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Revolving Credit Facility [Member]	Dec. 31, 2011 Revolving Credit Facility [Member] Minimum [Member]	Dec. 31, 2011 Revolving Credit Facility [Member] Maximum [Member]	Dec. 31, 2011 Short-term Credit Facility [Member]	Dec. 31, 2011 Short-term Credit Facility [Member] Minimum [Member]	Dec. 31, 2011 Short-term Credit Facility [Member] Maximum [Member]	Dec. 31, 2011 U.S. Commercial Paper Program [Member]	Dec. 31, 2011 U.S. Commercial Paper Program [Member] Minimum [Member]	Dec. 31, 2011 U.S. Commercial Paper Program [Member] Maximum [Member]	Dec. 31, 2011 U.S. Commercial Paper Program [Member] Weighted Average [Member]	Dec. 31, 2011 Other Debt [Member]	Dec. 31, 2010 Other Debt [Member]
Short-term Financing [Line Items]
Short-term Borrowings													$ 917,100,000	$ 3,700,000
Short-term Borrowings, Weighted Average Interest Rate													0.51%	10.63%
Line of Credit Facility, Remaining Borrowing Capacity			951,000,000										64,600,000
Line of Credit Facility, Maximum Borrowing Capacity			1,000,000,000			1,000,000,000
Line of Credit Facility, Expiration Date			2012-08			2012-06
Line of Credit Facility, Interest Rate Description			The agreement calls for interest at either a LIBOR-based rate or a rate based on the prime lending rate of the agent bank, at the company’s option. The rate at December 31, 2011, was between 0.40% and 1.00% (depending on duration) under the more favorable of the two rates.			Interest on the credit facility would be computed, at the company’s election, based on one of several Federal Funds, Prime or LIBOR-based rates. The most favorable rate at December 31, 2011, was between 1.21% and 1.58% (depending on duration).
Interest Rate at Period End				0.40%	1.00%		1.21%	1.58%		0.38%	0.70%	0.47%
Letters of Credit Outstanding, Amount			49,000,000
Line of Credit Facility, Amount Outstanding						0
Maximum Period to Maturity Allowed Under Program									397 days
Principal Outstanding	$ 6,985,000,000	$ 2,103,600,000							$ 900,000,000
Short-term Debt, Period to Maturity												23 days